Balance Sheet Components	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Property, Plant and Equipment, Net
Property, plant and equipment, net consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Land	$31,243	$31,243
Laboratory equipment	7,936	19,050
Buildings	23,198	32,778
Office and computer equipment	818	4,969
Leasehold improvements	1,365	4,340
Manufacturing equipment	1,933	8,803
Vehicles	—	64
Construction work-in-progress	79,235	104,117
Total property, plant and equipment, gross	145,728	205,364
Less: accumulated depreciation	(6,293)	(8,484)
Total property, plant and equipment, net	$139,435	$196,880
Depreciation expense was $1.0 million and $1.9 million for the three months ended September 30, 2023 and 2022, respectively, and was $3.7 million and $3.9 million for the nine months ended September 30, 2023 and 2022, respectively.
The Company did not capitalize interest related to qualifying expenditures for construction work-in-progress for its commercial manufacturing facility during the three months ended September 30, 2023, because construction was substantially complete and is waiting for final certificate of occupancy from the city of Los Angeles, and capitalized $0.4 million for the three months ended September 30, 2022. During the nine months ended September 30, 2023 and 2022, the Company capitalized $2.4 million and $0.4 million, respectively, of interest related to qualifying expenditures for construction work-in-progress for its commercial manufacturing facility.
During the three months ended September 30, 2023, the Company determined there were indicators of impairment on its buildings and construction work-in-progress asset groups. As a result, the Company performed recoverability tests on these groups and concluded these assets’ undiscounted cash flows did not exceed their carrying values. The Company estimates the fair value of its buildings through a combination of an income-based approach and a market-based approach. The income-based approach is dependent on specific assumptions such as market rental rates, capitalization rates and discount rates. The market-based approach utilizes observable data, such as comparable building sales and occupancy rates. The fair value of its buildings were determined to be $132.5 million, below the carrying value of $174.0 million. This led to an impairment of $41.5 million recognized in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges.” The fair value of these assets is classified within Level 2 of the fair value hierarchy.
As of September 30, 2023, the Company had $1.6 million in assets on the condensed consolidated balance sheet meeting the criteria of held for sale. These assets are recognized at the lower of cost or fair value less costs to sell using a market approach. The fair values of these assets are classified as Level 3 in the fair value hierarchy due to a mix of unobservable inputs utilized such as independent research in the market as well as actual quotes from market participants. As a result, during the three and nine months ended September 30, 2023, the Company recognized $4.6 million and $16.2 million in impairment charges, respectively, which are recognized in the condensed consolidated statements of operations and comprehensive loss in the line item “restructuring and impairment charges.”
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2023	December 31, 2022
Accrued construction costs	$60	$12,359
Accrued compensation and benefits	3,294	3,273
Accrued operational expenses	1,387	2,203
Accrued restructuring costs	3,188	5,434
Accrued research, development and clinical trial expenses	1,773	3,827
Operating lease liabilities, current	1,796	2,381
Other current liabilities	324	592
Total accrued expenses and other current liabilities	$11,822	$30,069